Redeemable Noncontrolling Interest (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest
Redeemable Noncontrolling Interest
In connection with the Providência Acquisition, as required by Brazilian law, PGI Acquisition Company filed the Mandatory Tender Offer registration request with the CVM in order to launch, after its approval, a tender offer to acquire all of the remaining outstanding capital stock of Providência from the minority shareholders. As of March 31, 2015, the Mandatory Tender Offer was still under review by the CVM. Hence, the conditions for the launch of the Mandatory Tender Offer have not been met as of March 31, 2015. However, once the Mandatory Tender Offer is approved and launched, the minority shareholders will have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480 requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date.
Financial results of Providência are attributed to the minority shareholders based on their ownership percentage and accordingly disclosed in the Consolidated Statements of Comprehensive Income (Loss). Subsequent to the allocation of earnings, the carrying value is then adjusted to its redemption value as of each balance sheet date with a corresponding adjustment to additional paid-in capital.
A reconciliation of the redeemable noncontrolling interest is as follows:

In thousands	2015
December 31, 2014	$89,181
Comprehensive income (loss) attributable to redeemable noncontrolling interest	(9,813)
Periodic adjustment to redemption value, net of currency adjustment	(2,784)
March 31, 2015	$76,584

The estimated redemption value of the redeemable noncontrolling interest is determined based on the terms and conditions of the Mandatory Tender Offer, which state that the purchase price payable for the tendered shares is not impacted by the earnings attributable to the redeemable noncontrolling interest. As a result, earnings attributable to the redeemable noncontrolling interest are offset by a deemed dividend, as a periodic adjustment to the recorded redemption value, to the minority shareholders recognized in additional paid-in capital. In addition, the recorded redemption value accretes at a variable interest rate which is also recognized as a periodic adjustment to the redemption value. Lastly, the Mandatory Tender Offer is denominated in Brazilian Reais. Therefore, the redemption value is recorded at the U.S. Dollar equivalent on the Consolidated Balance Sheets, initially using the exchange rate in effect on the date of issuance and translated using the current exchange rate at each subsequent balance sheet date. The respective currency exchange rate movement is recognized as a periodic adjustment to the recorded redemption value in additional paid-in capital.

Redeemable Noncontrolling Interest
In connection with the Providência Acquisition, as required by Brazilian law, PGI Acquisition Company filed the Mandatory Tender Offer registration request with the CVM in order to launch, after its approval, a tender offer to acquire all of the remaining outstanding capital stock of Providência from the minority shareholders. As of December 31, 2014, the Mandatory Tender Offer was still under review by the CVM. Hence, the conditions for the launch of the Mandatory Tender Offer have not been met as of December 31, 2014. However, once the Mandatory Tender Offer is approved and launched, the minority shareholders will have the right, but not the obligation, to sell their remaining outstanding capital stock of Providência. Given such right of the minority shareholders, the Company determined that ASC 480 requires the noncontrolling interest to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date.
Financial results of Providência are attributed to the minority shareholders based on their ownership percentage and accordingly disclosed in the Consolidated Statements of Operations. Subsequent to the allocation of earnings, the carrying value is then adjusted to its redemption value as of each balance sheet date with a corresponding adjustment to additional paid-in capital.
A reconciliation of the redeemable noncontrolling interest since the Providência Acquisition Date is as follows:

In thousands	2014
Beginning Balance	$80,792
Comprehensive income (loss) attributable to redeemable noncontrolling interest	(13,020)
Periodic adjustment to redemption value, net of currency adjustment	21,409
Ending Balance	$89,181

The estimated redemption value of the redeemable noncontrolling interest is determined based on the terms and conditions of the Mandatory Tender Offer, which state that the purchase price payable for the tendered shares is not impacted by the earnings attributable to the redeemable noncontrolling interest. As a result, earnings attributable to the redeemable noncontrolling interest are offset by a deemed dividend, as a periodic adjustment to the recorded redemption value, to the minority shareholders recognized in additional paid-in capital. In addition, the recorded redemption value accretes at a variable interest rate which is also recognized as a periodic adjustment to the redemption value. Lastly, the Mandatory Tender Offer is denominated in Brazilian Reais. Therefore, the redemption value is recorded at the U.S. Dollar equivalent on the Consolidated Balance Sheets, initially using the exchange rate in effect on the date of issuance and translated using the current exchange rate at each subsequent balance sheet date. The respective currency exchange rate movement is recognized as a periodic adjustment to the recorded redemption value in additional paid-in capital.